SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF SHORT-TERM BORROWINGS
	As at December 31,
	2022	2023
	RMB	RMB	USD
CURRENT
Bank borrowings – unsecured	-	26,274	3,701